Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$2,804	$ 2,662,566
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A3, 0.53%, 6/18/25	2,106	2,081,838
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	1,802	1,736,977
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,309,669
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	2,845	2,679,855
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	3,794,316
Series 2022-B, Class A, 3.75%, 6/18/35(1)	2,174	2,139,651
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	2,399	2,187,921
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/28(1)	4,901	4,738,607
CNH Equipment Trust, Series 2022-B, Class A2, 3.94%, 12/15/25	1,940	1,916,454
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,248	7,877,526
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,335,434
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	10,664,762
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	8,955	8,797,998
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,695	7,353,570
Series 2022-A, Class B, 9.52%, 12/15/26(1)	6,717	6,665,723
Series 2022-A, Class C, 0.00%, 12/15/26(1)	9,400	6,801,116
Consumer Loan Underlying Bond (CLUB) Credit Trust, Series 2020-P1, Class C, 4.61%, 3/15/28(1)	1,955	1,905,010
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,280,808
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,311,765
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,456,372
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,166,979
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	10,815,886
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	5,515	5,144,796
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	5,465	5,135,541
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	5,431	5,134,518
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,000	1,870,088
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	5,569,681
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,172,693
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust: (continued)
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	$4,447	$ 3,964,651
GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.26%, 2/20/24	6,108	6,055,720
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,731	1,261,138
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	9,934	8,099,710
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,773	4,100,822
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,701	2,919,998
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,906	3,031,244
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	3,103	2,966,764
Series 2021-3, Class B, 0.76%, 2/26/29(1)	3,045	2,870,637
Series 2021-3, Class C, 0.86%, 2/26/29(1)	1,397	1,315,039
Series 2021-3, Class D, 1.009%, 2/26/29(1)	1,355	1,271,519
Series 2021-3, Class E, 2.102%, 2/26/29(1)	865	813,292
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	7,768	7,646,623
Lendingpoint Asset Securitization Trust:
Series 2021-B, Class A, 1.11%, 2/15/29(1)	707	702,607
Series 2022-A, Class A, 1.68%, 6/15/29(1)	4,415	4,365,873
Series 2022-B, Class A, 4.77%, 10/15/29(1)	3,513	3,431,873
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	1,228	1,185,918
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	4,749	4,651,912
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	765	492,494
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	515	265,274
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	1,802	1,767,380
Series 2021-1A, Class B, 1.00%, 6/16/31(1)	2,551	2,517,523
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	3,879	3,370,809
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,229	1,917,716
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	794	699,825
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,961	3,311,303
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	3,026	2,574,324
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	1,960	1,544,622
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	4,024	3,046,609
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	5,886	4,653,175
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	9,130,836
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	501	456,718
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,698	5,387,267

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	$1,395	$ 1,219,405
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	11,719	10,370,089
Octane Receivables Trust, Series 2022-1, Class A2, 4.18%, 3/20/28(1)	4,938	4,829,134
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	4,920	4,814,155
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,279	1,992,597
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,323,760
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	14,390,237
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	9,767,831
Series 2022-2, Class A, 5.94%, 10/9/29(1)	3,776	3,745,801
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	1,032	1,017,002
Series 2021-2, 3.00%, 1/25/29(1)	4,184	3,898,596
Series 2021-3, Class A, 1.15%, 5/15/29(1)	5,037	4,908,333
Series 2021-3, Class B, 1.74%, 5/15/29(1)	14,249	13,021,272
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	2,733,884
Series 2021-5, Class B, 2.63%, 8/15/29(1)	8,642	7,751,497
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	4,175	3,940,734
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A2, 3.83%, 12/16/24(1)	6,700	6,652,336
Planet Fitness Master Issuer, LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,412	3,206,435
PNMAC GMSR Issuer Trust, Series 2018-FT1, Class A, 6.739%, (1 mo. USD LIBOR + 2.35%), 4/25/23(1)(3)	2,250	2,123,499
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.639%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(3)	1,725	1,668,233
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	7,760	7,543,761
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98%, 1/15/25	6,073	6,042,987
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	3,113	2,506,808
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,822	12,300,695
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	14,286	12,898,762
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	32,884	32,105,138
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,548,265
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	3,000	2,673,209
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,950	5,857,461
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,019	2,583,729
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,926	3,685,820
Security	Principal Amount (000's omitted)	Value
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	$1,087	$ 886,432
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,445	1,962,856
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,988	5,549,076
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	8,244	6,606,769
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,903	1,489,058
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	5,446	5,074,331
Series 2022-1A, Class A, 1.85%, 2/15/28(1)	5,146	5,019,932
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,939	3,926,949
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	6,120	6,000,039
Series 2020-3, Class C, 6.25%, 11/20/30(1)	4,700	4,571,875
Series 2021-2, Class B, 1.75%, 6/20/31(1)	3,100	2,944,446
Series 2021-3, Class A, 0.83%, 7/20/31(1)	1,656	1,622,060
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,626	5,351,370
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,273,823
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,153,563
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,726	5,166,214
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	654	453,128
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,016	685,216
Total Asset-Backed Securities (identified cost $566,914,472)		$510,357,937

Collateralized Mortgage Obligations — 4.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$1,120	$ 1,117,304
Series 2021-1A, Class M1B, 6.128%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	2,360	2,333,177
Series 2021-1A, Class M1C, 6.878%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	670	641,949
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	4,199	4,166,124
Series 2021-2A, Class M1B, 5.428%, (30-day average SOFR + 1.50%), 6/25/31(1)(3)	4,750	4,537,092
Series 2021-3A, Class A2, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	5,245	4,884,846
Series 2021-3A, Class M1A, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	3,431	3,367,873

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.439%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	$583	$ 582,841
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	341	341,582
Series 2019-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	830	847,207
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,769	2,712,968
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,335	5,264,064
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	1,565	1,556,036
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	5,522	5,471,332
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 9.289%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	3,282	3,446,848
Series 2018-R07, Class 1M2, 6.789%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	645	644,753
Series 2019-R02, Class 1M2, 6.689%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	196	196,081
Series 2019-R04, Class 2B1, 9.639%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	3,414	3,531,782
Series 2019-R05, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	2,778	2,832,147
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	12,305	12,129,036
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,350	9,123,729
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	6,160	5,569,313
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	3,995	3,662,220
Home Re, Ltd.:
Series 2021-1, Class M1C, 6.689%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(3)	3,645	3,471,411
Series 2021-1, Class M2, 7.239%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	3,500	3,207,555
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 5.578%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	1,481	1,478,021
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.178%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,820	4,567,958
Preston Ridge Partners Mortgage:
Series 2021-RPL1, Class A1, 1.319% to 7/25/26, 7/25/51(1)(4)	3,037	2,680,499
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	1,879	1,650,777
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 5.022%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(3)	107	107,249
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 5.267%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(3)	1,637	1,630,055
Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	$2,397	$ 2,321,957
Total Collateralized Mortgage Obligations (identified cost $103,625,094)		$ 100,075,786

Commercial Mortgage-Backed Securities — 8.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$10,820	$ 8,530,224
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	6,285	4,725,566
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.293%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	16,617	16,337,455
Series 2017-DELC, Class D, 6.143%, (1 mo. USD LIBOR + 1.70%), 8/15/36(1)(3)	1,208	1,174,601
Series 2017-DELC, Class E, 6.943%, (1 mo. USD LIBOR + 2.625%), 8/15/36(1)(3)	4,213	4,092,423
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (1 mo. USD LIBOR + 1.034%), 10/15/36(1)(3)	22,966	22,698,187
Series 2019-XL, Class B, 5.53%, (1 mo. USD LIBOR + 1.194%), 10/15/36(1)(3)	10,595	10,417,663
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,284	9,716,545
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	3,122	2,938,681
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	9,322	8,746,864
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	4,875	4,676,704
Series 2018-SITE, Class C, 4.782%, 4/15/36(1)(2)	5,000	4,695,551
Series 2022-CNTR, Class A, 8.28%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	1,014	891,362
Series 2022-NWPT, Class A, 7.478%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,027	4,984,164
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	490	476,658
Series 2021-ESH, Class B, 5.698%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(3)	3,316	3,193,617
Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	6,003	5,774,779
Series 2021-ESH, Class D, 6.568%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(3)	3,340	3,205,806
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,334	4,056,308

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	$2,995	$ 2,820,836
Series 2020-01, Class M7, 6.339%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(3)	863	845,680
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,545	3,287,615
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	17,728	17,245,022
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	835,353
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	1,920	190,806
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	13,004	12,446,844
VMC Finance, LLC:
Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	18,103	17,530,417
Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	9,712	9,109,790
Total Commercial Mortgage-Backed Securities (identified cost $200,046,493)		$185,645,521

Corporate Bonds — 47.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese US Holdings, LLC, 6.165%, 7/15/27	$6,165	$ 6,090,594
Nutrien, Ltd., 5.90%, 11/7/24	2,898	2,936,540
		$ 9,027,134
Communications — 1.8%
AT&T, Inc.:
2.30%, 6/1/27	$9,050	$ 8,062,755
4.10%, 2/15/28	6,580	6,282,256
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	2,733	2,487,563
5.125%, 5/1/27(1)	10,390	9,707,065
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,000	2,369,940
Nokia Oyj, 4.375%, 6/12/27	12,838	12,142,047
		$41,051,626
Consumer, Cyclical — 5.8%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$427	$420,062
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,287	11,837,314
Aptiv PLC/Aptiv Corp., 2.396%, 2/18/25	10,692	10,091,011
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	$9,136	$ 8,588,872
Brunswick Corp., 0.85%, 8/18/24	7,728	7,144,516
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	8,526	8,322,442
4.75%, 10/20/28(1)	10,953	10,312,354
Ferguson Finance PLC, 4.25%, 4/20/27(1)	5,000	4,735,588
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,379	6,552,509
General Motors Financial Co., Inc.:
1.20%, 10/15/24	11,946	11,067,146
4.30%, 4/6/29	7,632	6,851,273
4.992%, (SOFR + 1.30%), 4/7/25(3)	5,092	4,966,282
Genuine Parts Co., 1.75%, 2/1/25	8,854	8,273,657
Hyatt Hotels Corp.:
1.30%, 10/1/23	6,880	6,689,754
1.80%, 10/1/24	6,319	5,925,114
Lithia Motors, Inc., 4.625%, 12/15/27(1)(6)	6,500	5,873,788
Magallanes, Inc., 4.054%, 3/15/29(1)	7,000	6,069,282
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,218,258
Warnermedia Holdings, Inc., 3.755%, 3/15/27(1)	7,500	6,764,647
		$133,703,869
Consumer, Non-cyclical — 3.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$7,805,938
4.25%, 11/1/29(1)	3,000	2,695,482
Block Financial, LLC, 3.875%, 8/15/30	3,743	3,283,512
Centene Corp., 4.25%, 12/15/27	15,882	14,930,163
Coca-Cola Europacific Partners PLC:
0.80%, 5/3/24(1)	5,000	4,698,526
1.50%, 1/15/27(1)	9,377	8,122,886
CVS Pass-Through Trust, 6.036%, 12/10/28	937	922,963
Hikma Finance USA, LLC, 3.25%, 7/9/25(7)	7,304	6,794,437
Keurig Dr Pepper, Inc.:
0.75%, 3/15/24	6,166	5,855,969
3.43%, 6/15/27	6,400	5,965,714
Kraft Heinz Foods Co., 3.875%, 5/15/27	15,000	14,354,609
Smithfield Foods, Inc., 2.625%, 9/13/31(1)(6)	4,498	3,228,138
		$78,658,337
Energy — 0.2%
NuStar Logistics, L.P., 5.75%, 10/1/25	$4,084	$3,933,109
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	670	604,146
		$4,537,255

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial — 30.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$4,203	$ 3,879,675
1.75%, 10/29/24	7,000	6,441,570
1.75%, 1/30/26	3,000	2,642,554
4.125%, 7/3/23	6,055	6,013,342
4.50%, 9/15/23	5,591	5,555,846
4.625%, 10/15/27	3,019	2,808,848
6.50%, 7/15/25	2,768	2,807,374
Air Lease Corp., 2.875%, 1/15/26	6,823	6,320,509
American Assets Trust, L.P., 3.375%, 2/1/31	4,301	3,421,236
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,350	5,746,369
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	5,000	4,277,039
5.147%, 8/18/25	10,200	10,097,293
5.294%, 8/18/27	6,000	5,868,022
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	13,829	12,132,818
4.376% to 4/27/27, 4/27/28(8)	28,876	27,659,392
4.948% to 7/22/27, 7/22/28(8)	18,800	18,392,034
6.204% to 11/10/27, 11/10/28(8)	19,236	19,895,188
Bank of Nova Scotia (The):
4.626%, (SOFR + 0.90%), 4/11/25(3)	10,000	9,896,660
4.862%, (SOFR + 0.55%), 9/15/23(3)	8,000	7,991,144
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	6,660	6,047,080
BNP Paribas S.A.:
1.675% to 6/30/26, 6/30/27(1)(8)	8,425	7,342,034
4.375%, 9/28/25(1)	3,000	2,916,072
Boston Properties, L.P., 6.75%, 12/1/27	5,851	6,043,311
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	10,514	9,339,776
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	4,755	4,074,577
3.75%, 7/28/26	14,222	13,408,493
CI Financial Corp., 3.20%, 12/17/30	3,788	2,881,351
Citigroup, Inc.:
4.00% to 12/10/25(8)(9)	5,060	4,420,517
5.61% to 9/29/25, 9/29/26(8)	12,000	12,063,954
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(8)	10,700	9,369,030
Danske Bank A/S:
1.226%, 6/22/24(1)(8)	5,573	5,205,806
1.621% to 9/11/25, 9/11/26(1)(8)	4,647	4,097,144
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	8,854	8,499,901
DNB Bank ASA, 1.535% to 5/25/26, 5/25/27(1)(8)	5,000	4,352,168
Enact Holdings, Inc., 6.50%, 8/15/25(1)	15,793	15,525,782
EPR Properties, 4.50%, 6/1/27	12,800	11,221,803
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Extra Space Storage L.P., 3.90%, 4/1/29	$2,650	$ 2,379,156
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	10,783	10,530,617
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,545	10,178,081
5.086%, (SOFR + 1.36%), 4/11/25(1)(3)	10,000	9,780,757
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	13,967	12,230,756
2.64% to 2/24/27, 2/24/28(8)	31,420	28,020,673
4.853%, (SOFR + 0.58%), 3/8/24(3)	14,197	14,111,180
5.702%, (SOFR + 1.39%), 3/15/24(3)	9,800	9,796,418
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,807	12,014,713
6.00%, 4/15/25(1)	6,656	6,456,320
HSBC Holdings PLC:
0.732% to 8/17/23, 8/17/24(8)	4,824	4,649,648
2.251% to 11/22/26, 11/22/27(8)	6,414	5,563,207
4.755% to 6/9/27, 6/9/28(8)	1,796	1,700,369
7.39% to 11/3/27, 11/3/28(8)	11,670	12,285,334
Huntington National Bank (The), 5.699% to 11/18/24, 11/18/25(8)	7,687	7,707,911
ING Groep NV, 1.726% to 4/1/26, 4/1/27(8)	5,000	4,418,059
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)	2,115	2,159,355
Iron Mountain, Inc.:
4.50%, 2/15/31(1)(6)	4,394	3,621,513
5.00%, 7/15/28(1)	7,646	6,881,022
JPMorgan Chase & Co.:
1.04% to 2/4/26, 2/4/27(8)	25,000	21,773,559
1.47% to 9/22/26, 9/22/27(8)	11,468	9,943,209
1.578% to 4/22/26, 4/22/27(8)	9,000	7,918,328
4.851% to 7/25/27, 7/25/28(8)	30,379	29,662,820
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(8)	4,905	4,570,468
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	3,117	2,260,988
3.624%, 6/3/30(1)	3,984	3,229,770
Nationwide Building Society, 0.55%, 1/22/24(1)	8,809	8,373,901
Newmark Group, Inc., 6.125%, 11/15/23	14,113	14,002,103
OneMain Finance Corp.:
3.50%, 1/15/27	7,159	5,936,386
5.625%, 3/15/23	4,199	4,190,140
7.125%, 3/15/26	1,938	1,847,127
Radian Group, Inc.:
4.875%, 3/15/27	11,797	10,829,224
6.625%, 3/15/25	6,300	6,225,216
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	7,000	6,012,037

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Santander UK Group Holdings PLC:
1.532% to 8/21/25, 8/21/26(8)	$5,400	$ 4,761,752
6.833% to 11/21/25, 11/21/26(8)	11,413	11,572,953
Societe Generale S.A., 1.488% to 12/14/25, 12/14/26(1)(8)	13,600	11,834,448
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	1,970	1,859,978
1.456% to 1/14/26, 1/14/27(1)(8)	3,503	3,041,655
1.822% to 11/23/24, 11/23/25(1)(8)	6,397	5,847,061
Sun Communities Operating, L.P., 2.30%, 11/1/28	2,227	1,858,330
Swedbank AB, 5.337%, 9/20/27(1)	15,690	15,587,158
Synchrony Bank, 5.625%, 8/23/27	14,244	13,903,092
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	2,946	2,735,960
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,909	3,474,136
UBS AG, 1.25%, 6/1/26(1)	5,143	4,500,666
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(8)	10,000	8,615,869
4.703% to 8/5/26, 8/5/27(1)(8)	2,348	2,272,391
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	8,524	7,556,238
Wells Fargo & Co., 5.241%, (SOFR + 1.32%), 4/25/26(3)	15,000	14,960,469
		$704,298,233
Industrial — 1.7%
Jabil, Inc., 3.00%, 1/15/31	$12,232	$10,154,346
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,800	3,675,304
TD SYNNEX Corp.:
1.25%, 8/9/24	6,500	6,040,690
1.75%, 8/9/26	8,000	6,809,357
Teledyne Technologics, Inc., 0.95%, 4/1/24	14,000	13,232,368
		$39,912,065
Technology — 1.7%
DXC Technology Co.:
1.80%, 9/15/26	$13,250	$11,555,652
2.375%, 9/15/28(6)	2,577	2,173,957
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	6,088	4,974,427
2.70%, 10/15/28	12,332	9,274,340
Seagate HDD Cayman:
4.091%, 6/1/29	5,594	4,645,748
9.625%, 12/1/32(1)	5,385	5,913,511
		$38,537,635
Utilities — 1.7%
AES Corp. (The):
1.375%, 1/15/26	$7,000	$6,223,442
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
AES Corp. (The): (continued)
2.45%, 1/15/31	$4,889	$ 3,900,743
Avangrid, Inc., 3.15%, 12/1/24	7,692	7,357,370
Enel Finance International N.V., 1.375%, 7/12/26(1)	14,665	12,655,414
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	779	728,276
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,004,355
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,893	1,700,680
		$ 38,570,280
Total Corporate Bonds (identified cost $1,173,378,767)		$1,088,296,434

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$4,000	$ 3,782,960
Total High Social Impact Investments (identified cost $4,000,000)		$ 3,782,960

Preferred Stocks — 0.1%

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%(6)	92,425	$ 1,342,011
Total Preferred Stocks (identified cost $2,310,625)		$ 1,342,011

Senior Floating-Rate Loans — 1.5%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$6,582	$ 6,257,037
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	6,775	6,644,439
		$ 12,901,476

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.1%
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$1,725	$ 1,539,693
		$ 1,539,693
Software — 0.6%
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,676	$ 5,444,729
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	2,114	2,088,103
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,032	1,028,548
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	4,492	4,383,336
		$ 12,944,716
Specialty Retail — 0.3%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$6,451	$6,342,144
		$6,342,144
Total Senior Floating-Rate Loans (identified cost $34,750,474)		$33,728,029

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.9%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 1,980,680
2.02%, 6/1/24	2,500	2,410,925
2.211%, 6/1/25	4,450	4,197,284
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	12,600	12,519,990
		$ 21,108,879
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,173,069
San Diego County Water Authority, CA, Green Bonds, Series A, 0.743%, 5/1/25	1,500	1,368,990
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.982%, 11/1/23	$700	$ 686,301
2.082%, 11/1/24	500	478,105
		$ 4,706,465
Total Taxable Municipal Obligations (identified cost $26,600,000)		$ 25,815,344

U.S. Government Agency Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(13)	$7,800	$ 7,323,465
4.50%, 30-Year, TBA(13)	33,600	32,392,498
5.00%, 30-Year, TBA(13)	9,800	9,665,255
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $50,124,453)		$ 49,381,218

U.S. Treasury Obligations — 10.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.125%, 10/31/27	$23,500	$ 23,588,125
4.25%, 10/15/25	140,000	139,912,500
4.50%, 11/30/24(6)	76,600	76,608,977
4.50%, 11/15/25	10,700	10,766,039
Total U.S. Treasury Obligations (identified cost $250,020,243)		$ 250,875,641

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.3%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(14)	69,759,381	$ 69,759,381
Total Affiliated Fund (identified cost $69,759,381)		$ 69,759,381
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(15)	7,029,469	$ 7,029,469
Total Securities Lending Collateral (identified cost $7,029,469)		$ 7,029,469
Total Short-Term Investments (identified cost $76,788,850)		$ 76,788,850
Total Investments — 101.3% (identified cost $2,488,559,471)		$2,326,089,731
Other Assets, Less Liabilities — (1.3)%		$ (30,861,435)
Net Assets — 100.0%		$2,295,228,296

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $1,119,353,558 or 48.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $8,401,162 and the total market value of the collateral received by the Fund was $8,586,422, comprised of cash of $7,029,469 and U.S. government and/or agencies securities of $1,556,953.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of these securities is $6,794,437 or 0.3% of the Fund's net assets.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $3,782,960, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(15)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,250	Long	3/31/23	$256,347,657	$216,491
U.S. 5-Year Treasury Note	(724)	Short	3/31/23	(78,141,094)	(9,277)
U.S. 10-Year Treasury Note	(592)	Short	3/22/23	(66,479,750)	156,173
U.S. Ultra 10-Year Treasury Note	(964)	Short	3/22/23	(114,023,125)	161,001
					$524,388
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$4,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
Affiliated Investments
At December 31, 2022, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $85,989,185, which represents 3.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 8,974,746	$ —	$ (9,028,000)	$ 7,903	$ 45,348	$ —	$ 12,354	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	5,901,587	—	(5,940,000)	—	38,413	—	8,473	—
Series 2017-CLS, Class C, 3.818%, (1 mo. USD LIBOR + 1.00%), 11/15/34	5,714,507	—	(5,755,000)	—	40,493	—	8,545	—
Series 2017-CLS, Class E, 4.768%, (1 mo. USD LIBOR + 1.95%), 11/15/34	6,367,609	—	(6,427,000)	4,962	54,427	—	11,919	—

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$12,686,893	$ —	$ —	$ —	$(240,049)	$12,446,844	$168,702	$13,003,621
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	3,715,040	—	—	—	67,920	3,782,960	15,000	4,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	68,969,256	210,208,839	(209,418,714)	—	—	69,759,381	548,810	69,759,381
Total				$ 12,865	$ 6,552	$85,989,185	$773,803

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$510,357,937	$ —	$510,357,937
Collateralized Mortgage Obligations	—	100,075,786	—	100,075,786
Commercial Mortgage-Backed Securities	—	185,645,521	—	185,645,521
Corporate Bonds	—	1,088,296,434	—	1,088,296,434
High Social Impact Investments	—	3,782,960	—	3,782,960
Preferred Stocks	1,342,011	—	—	1,342,011
Senior Floating-Rate Loans	—	33,728,029	—	33,728,029
Taxable Municipal Obligations	—	25,815,344	—	25,815,344
U.S. Government Agency Mortgage-Backed Securities	—	49,381,218	—	49,381,218
U.S. Treasury Obligations	—	250,875,641	—	250,875,641
Short-Term Investments:
Affiliated Fund	69,759,381	—	—	69,759,381
Securities Lending Collateral	7,029,469	—	—	7,029,469
Total Investments	$78,130,861	$2,247,958,870	$ —	$2,326,089,731
Futures Contracts	$533,665	$ —	$ —	$533,665
Total	$78,664,526	$2,247,958,870	$ —	$2,326,623,396
Liability Description
Futures Contracts	$(9,277)	$ —	$ —	$(9,277)
Total	$(9,277)	$ —	$ —	$(9,277)

Calvert
Short Duration Income Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.